Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
On October 19 and 22, 2020, the Company completed the purchases of two Aframax tankers previously under the sale-leaseback arrangement described in note 7 for a total cost of $29.6 million, using available cash.
On November 13, 2020, the Company declared purchase options to acquire two Suezmax tankers for a total cost of $56.7 million, as part of the repurchase options under the sale-leaseback arrangements described in note 7. The Company expects to complete the purchase and delivery of these vessels in May 2021.